Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2013 Wall Street Global Training Center	Dec. 31, 2012 Wall Street Global Training Center	Dec. 31, 2011 Wall Street Global Training Center	Dec. 31, 2013 Beihai Silver Beach	Dec. 31, 2013 Management Fee Beihai Silver Beach	Dec. 31, 2013 Hotel Service Fee Beihai Silver Beach	Dec. 31, 2013 Hotel Service Fee Guangxi Wharton	Dec. 31, 2013 Hotel Service Fee Crowne Plaza	Dec. 31, 2013 Domain Name Che Tian Xia Company	Dec. 31, 2013 Tianquan Vincent Mo	Dec. 31, 2013 Tianquan Vincent Mo Lease Expense	Dec. 31, 2012 Tianquan Vincent Mo Lease Expense
Transactions with Third Party [Line Items]
The training services fees incurred		$ 250	$ 1,595	$ 455
Free rental space	220
Lease period					10 years						10 years
Lease related expense paid by issuing share												175	142
Service fee incurred						$ 537	$ 110	$ 16	$ 21
Related party transaction, domain name use period										5 years